Fair Value Measurements (Tables) - EBP 001	12 Months Ended
Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurement Income Valuation Technique

The appraisal of Company common stock was based upon income valuation techniques consistent with the prior years as illustrated in the following tables:

2024	Fair Value	Valuation Technique	Unobservable Input	Rate Applied

Company common stock	$7,221,469	Discounted cash flow model	Weighted average cost of capital	14.00%

2023	Fair Value	Valuation Technique	Unobservable Input	Rate Applied

Company common stock	$6,166,568	Discounted cash flow model	Weighted average cost of capital	13.75%

Summary of Plan Assets at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024 and 2023:

	Investment at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$633,263	$-	$-	$633,263
Pooled separate accounts	-	16,602,167	-	16,602,167
Company common stock	-	-	7,221,469	7,221,469
Total investments at fair value	$633,263	$16,602,167	$7,221,469	$24,456,899

	Investment at Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$811,460	$-	$-	$811,460
Pooled separate accounts	-	14,104,924	-	14,104,924
Company common stock	-	-	6,166,568	6,166,568
Total investments at fair value	$811,460	$14,104,924	$6,166,568	$21,082,952

Schedule of Changes in Fair Value of Plan Level 3 Plan Assets

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets, which is the Company common stock, for the years ended December 31, 2024 and 2023:

	2024	2023

Balance, beginning of year	$6,166,568	$5,928,635
Unrealized gain (loss)	611,424	(140,517)
Purchases	1,131,911	679,626
Sales	(688,434)	(301,176)
Balance, end of year	$7,221,469	$6,166,568